Defined Benefit Liabilities (Assets) - Changes in Defined Benefit Obligations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Current service cost	₩ 123,241	₩ 130,538
Interest cost	(4,366)	(6,752)
Remeasurement
Past service cost	1,693	6,795
Retirement benefit obligation [Member]
Disclosure of defined benefit plans [line items]
Beginning balance	1,142,324	1,121,679
Current service cost	123,241	130,538
Interest cost	42,399	47,463
Remeasurement
- Demographic assumption	264	(761)
- Financial assumption	(14,087)	49,788
- Adjustment based on experience	26,041	(15,085)
Benefit paid	(270,415)	(157,801)
Past service cost	1,693	6,795
Changes in consolidation scope	0	(2,458)
Others	48	(37,834)
Ending balance	₩ 1,051,508	₩ 1,142,324